Rule 497(e)
File Nos. 333-151805; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

333-151805    HV-6777 - Hartford 403(b) Cornerstone Innovations
_____________________________
Supplement dated January 5, 2024 to your Prospectus dated May 1, 2023
This Supplement dated January 5, 2024 amends certain information contained in the Prospectus dated May 1, 2023.
Appendix A – Underlying Funds
The MassMutual Select T. Rowe Price Retirement 2065 Fund - Class M3 is now available under the contract.
Effective immediately, the Current Expenses for the below-listed funds shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.
AB Sustainable International Thematic Fund - Class A	JPMorgan SmartRetirement® 2040 Fund - Class A
American Century Equity Income Fund - Class A	JPMorgan SmartRetirement® 2045 Fund - Class A
American Funds New Perspective Fund® - Class R3	JPMorgan SmartRetirement® 2050 Fund - Class A
American Funds The Growth Fund of America® - Class R3	JPMorgan SmartRetirement® 2055 Fund - Class A
BlackRock Capital Appreciation Fund - Investor A	JPMorgan SmartRetirement® 2060 Fund - Class A
Columbia Large Cap Growth Fund - Class A	JPMorgan SmartRetirement® Income Fund - Class A
Davis New York Venture Fund - Class A	MFS® Emerging Markets Debt Fund - Class R3
DWS International Growth Fund - Class A	Nuveen Dividend Growth Fund - Class A
Janus Henderson Mid Cap Value Fund - Class S	Nuveen International Value Fund - Class A
JPMorgan SmartRetirement® 2020 Fund - Class A	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A
JPMorgan SmartRetirement® 2025 Fund - Class A	Victory Munder Mid-Cap Core Growth Fund - Class A
JPMorgan SmartRetirement® 2030 Fund - Class A	Victory Special Value Fund - Class A
JPMorgan SmartRetirement® 2035 Fund - Class A	Virtus NFJ Dividend Value Fund - Class A
All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.

FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.06%	-26.80%	1.45%	3.91%
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.91%	-3.38%	6.03%	9.25%
US Fund Global Large-Stock Growth	American Funds New Perspective Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.07%	-26.09%	6.99%	9.58%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.94%	-30.95%	6.87%	11.21%
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	1.00%	-37.84%	7.11%	11.18%
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A Adviser: Columbia Management Investment Advisers Subadviser: N/A	1.00%	-32.18%	8.79%	12.21%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.92%	-17.47%	3.33%	9.08%
US Fund Foreign Large Growth	DWS International Growth Fund - Class A* Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.17%	-29.41%	0.22%	4.36%
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.99%	-5.77%	4.49%	8.25%
US Fund Target-Date 2020	JPMorgan SmartRetirement® 2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	-7.59%	2.13%	4.81%

FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Target-Date 2025	JPMorgan SmartRetirement® 2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.78%	-8.15%	2.72%	5.69%
US Fund Target-Date 2030	JPMorgan SmartRetirement® 2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.79%	-8.18%	3.16%	6.44%
US Fund Target-Date 2035	JPMorgan SmartRetirement® 2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.83%	-8.37%	3.94%	7.20%
US Fund Target-Date 2040	JPMorgan SmartRetirement® 2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.84%	-8.33%	4.38%	7.69%
US Fund Target-Date 2045	JPMorgan SmartRetirement® 2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	-8.35%	4.76%	7.91%
US Fund Target-Date 2050	JPMorgan SmartRetirement® 2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	-8.44%	4.74%	7.90%
US Fund Target-Date 2055	JPMorgan SmartRetirement® 2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	-8.35%	4.78%	7.93%

FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Target-Date 2060	JPMorgan SmartRetirement® 2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.84%	-8.31%	4.77%	0.00%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.69%	-7.51%	2.12%	3.77%
US Fund Target-Date 2065	MassMutual Select T. Rowe Price Retirement 2065 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	—%	—%	—%
US Fund Emerging Markets Bond	MFS® Emerging Markets Debt Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.06%	-15.02%	-0.79%	1.07%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.92%	-9.75%	9.54%	11.19%
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.15%	-9.15%	0.38%	3.62%
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.07%	-24.07%	8.59%	10.02%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.28%	-21.47%	5.18%	9.12%
US Fund Large Blend	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.38%	-18.66%	6.73%	9.32%
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.04%	-13.70%	3.92%	7.67%
* This Fund’s Current Expenses reflect a temporary fee reduction.

This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2023. Please read this Supplement carefully and retain it for future reference.

2023-PROSUPP-70-HV6777